Directors', supervisors' and senior management's emoluments (Five highest paid individuals) (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares employees	Dec. 31, 2018 CNY (¥) employees	Dec. 31, 2017 CNY (¥)
Five highest paid individuals [line items]
Pension	¥ 1,262	¥ 1,292	¥ 1,511
Total	¥ 8,143	¥ 8,046	9,187
Five highest paid individuals [member]
Five highest paid individuals [line items]
Number of directors | employees	0	0
Number of non-directors | employees	5	5
Basic salaries	¥ 1,578	¥ 1,500	1,524
Performance salaris	2,329	2,100	1,800
Pension	695	679	648
Total	¥ 4,602	¥ 4,279	¥ 3,972
Five highest paid individuals [member] | Bottom of range [member]
Five highest paid individuals [line items]
Emoluments payable to each person of five highest paid individuals | ¥ / shares	0
Five highest paid individuals [member] | Top of range [member]
Five highest paid individuals [line items]
Emoluments payable to each person of five highest paid individuals | ¥ / shares	1,030,000